As filed with the Securities and Exchange                     File No. 333-05173
Commission on December 20, 1999                               File No. 811-7651

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

--------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 10

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 11

                         AETNA VARIABLE PORTFOLIOS, INC.
                         -------------------------------

             151 Farmington Avenue RE4A, Hartford, Connecticut 06156
             -------------------------------------------------------
                                 (860) 275-2032

                            Amy R. Doberman, Counsel
          10 State House Square SH11, Hartford, Connecticut 06103-3602
          ------------------------------------------------------------
                     (Name and Address of Agent for Service)


--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

       X     on December 21, 1999 pursuant to paragraph (b) of Rule 485
     -----

                                 Parts A and B

The Prospectus and Statement of Additional Information are incorporated into Part A and B, respectively, of this Post-Effective Amendment No. 10 by reference to the Fund's filing under Rule 497(j) under the Securities Act of 1933, as filed on May 3, 1999.

                        AETNA VARIABLE PORTFOLIOS, INC.


                  This Supplement is dated December 21, 1999


The information in this Supplement for Aetna Variable Portfolios, Inc. amends the information contained in the Prospectus dated May 3, 1999 and supercedes the Supplement previously issued. This Supplement should be read with the Prospectus.

Effective January 1, 2000, Aeltus will assume responsibility from Bradley, Foster & Sargent, Inc. for the daily management of Aetna Value Opportunity VP. Accordingly, the following changes are effective January 1, 2000.

The seventh bullet of the section entitled "The Portfolios' Investments -- Investment Objectives, Principal Investment Strategies and Risks, Investment Performance" on page 3 of the Prospectus is deleted.

The following replaces the second paragraph of the section entitled "The Portfolios' Investments -- Investment Objectives, Principal Investment Strategies and Risks, Investment Performance -- Aetna Value Opportunity Fund" on page 10 of the Prospectus:

Principal Investment Strategies Under normal market conditions, Value Opportunity invests at least 65% of its total assets in common stocks. In managing Value Opportunity, Aeltus tends to invest in larger companies it believes are trading below their real value, although it may invest in companies of any size. Aeltus believes that Value Opportunity's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems. In searching for investments, Aeltus evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. Aeltus looks to sell a security when company business fundamentals deviate from expectations or when stop-loss levels are triggered.

The two paragraphs above the section entitled "Management of the Portfolios -- Portfolio Management" on page 27 of the Prospectus are deleted.

The following replaces the paragraph in the section entitled "Management of the Portfolios -- Value Opportunity" on page 27 of the Prospectus:

Value Opportunity The Portfolio is managed by a team of Aeltus equity investment specialists.

Effective January 31, 2000, the following replaces the paragraph of the section entitled "Management of the Portfolios -- Real Estate" on page 27 of the
Prospectus:

Real Estate The Portfolio is managed by a team of Aeltus equity investment specialists.

Effective August 31, 1999, the following replaces the section entitled "Management of the Portfolios -- Portfolio Management -- Index Plus Bond" on page 26 of the Prospectus:

Index Plus Bond. The Portfolio is managed by a team of Aeltus fixed-income specialists.

The following financial information replaces the section entitled "Financial Highlights" on pages 32 through 36 of the Prospectus:

FINANCIAL HIGHLIGHTS


These highlights are intended to help you understand each Portfolio's performance since its commencement of operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The information in these tables for each of the years or periods in the three year period ended 12/31/98, has been audited by KPMG LLP, independent auditors, whose reports, along with the Portfolios' Financial Statements, are included in the Portfolios' Annual Reports, which are available upon request. In addition, selected data presented below for the periods ended June 30, 1999 have been taken from records of the Portfolios, which are unaudited.

(for one outstanding share throughout each period)

                                                                   Growth
                                   ---------------------------------------------------------------------
                                                                                          Period From
                                      Six Month                                        December 13, 1996
                                     Period Ended      Year Ended       Year Ended     (Commencement of
                                    June 30, 1999     December 31,     December 31,     Operations) to
                                     (Unaudited)          1998             1997        December 31, 1996
                                   ---------------   --------------   -------------   ------------------
Net asset value, beginning
 of period                            $  13.53         $   9.85          $ 10.15             $10.00
                                      --------         --------          -------             ------
Income from investment
 operations:
 Net investment income                    0.01             0.03             0.04+              0.01+
 Net realized and change in
  unrealized gain or loss on
  investments                             1.83             3.68             3.27               0.15
                                      --------         --------          -------             ------
   Total from investment
    operations                            1.84             3.71             3.31               0.16
                                      --------         --------          -------             ------
Less distributions:
 From net investment income                 --            (0.03)           (0.03)             (0.01)
 From net realized gains on
  investments                               --               --            (3.58)                --
                                      --------         --------          -------             ------
   Total distributions                      --            (0.03)           (3.61)             (0.01)
                                      --------         --------         --------             ------
Net asset value, end of period        $  15.37         $  13.53          $  9.85             $10.15
                                      ========         ========          =======             ======
Total return*                            13.60%           37.68%           33.01%              1.57%
Net assets,
 end of period (000's)                $255,007         $142,363          $ 5,964             $5,175
Ratio of net expenses to
 average net assets                       0.71%(1)         0.75%            0.75%              0.67%(1)
Ratio of net investment income
 to average net assets                    0.18%(1)         0.40%            0.29%              1.99%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets                    0.71%(1)           --               --                 --
Portfolio turnover rate                  68.78%          152.99%          207.41%              1.97%

(1) Annualized.

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.


2 Aetna Variable Portfolios, Inc.

              (for one outstanding share throughout each period)

                                                       International
                                   -----------------------------------------------------
                                                                          Period From
                                      Six Month                        December 22, 1997
                                     Period Ended      Year Ended      (Commencement of
                                    June 30, 1999     December 31,      Operations) to
                                     (Unaudited)          1998         December 31, 1997
                                   ---------------   --------------   ------------------
Net asset value, beginning
 of period                             $ 11.59          $ 10.27            $ 10.00
                                       -------          -------            -------
Income from investment
 operations:
 Net investment income                    0.09             0.07                 --
 Net realized and change in
  unrealized gain or loss on
  investments                             1.12             1.87               0.27
                                       -------          -------            -------
   Total from investment
    operations                            1.21             1.94               0.27
                                       -------          -------            -------
Less distributions:
 From net investment income                 --            (0.01)                --
 From net realized gains on
  investments                            (0.19)           (0.61)                --
                                       -------          -------            -------
   Total distributions                   (0.19)           (0.62)                --
                                       -------          -------            -------
Net asset value, end of period         $ 12.61          $ 11.59            $ 10.27
                                       =======          =======            =======
Total return*                            10.35%           18.92%              2.74%
Net assets,
 end of period (000's)                 $24,229          $16,242            $15,412
Ratio of net expenses to
 average net assets                       1.12%(1)         1.15%              1.15%(1)
Ratio of net investment income
 to average net assets                    1.44%(1)         0.55%            (0.98)%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets                    1.76%(1)         1.77%                --
Portfolio turnover rate                  78.77%          158.02%              0.71%

(1) Annualized.

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.


                                               Aetna Variable Portfolios, Inc. 3

              (for one outstanding share throughout each period)

                                                               Small Company
                                   ---------------------------------------------------------------------
                                                                                          Period From
                                      Six Month                                        December 27, 1996
                                     Period Ended      Year Ended       Year Ended     (Commencement of
                                    June 30, 1999     December 31,     December 31,     Operations) to
                                     (Unaudited)          1998             1997        December 31, 1996
                                   ---------------   --------------   -------------   ------------------
Net asset value, beginning
 of period                            $  12.79          $ 12.77          $ 10.11            $10.00
                                      --------          -------          -------            ------
Income from investment
 operations:
 Net investment income                    0.05             0.07             0.04+             0.01+
 Net realized and change in
  unrealized gain or loss on
  investments                             1.13             0.07             3.44              0.11
                                      --------          -------          -------            ------
   Total from investment
    operations                            1.18             0.14             3.48              0.12
                                      --------          -------          -------            ------
Less distributions:
 From net investment income              (0.01)           (0.08)           (0.03)            (0.01)
 From net realized gains on
  investments                               --            (0.04)           (0.79)               --
                                      --------          -------          -------            ------
   Total distributions                   (0.01)           (0.12)           (0.82)            (0.01)
                                      --------          -------          -------            ------
Net asset value, end of period        $  13.96          $ 12.79          $ 12.77            $10.11
                                      ========          =======          =======           =======
Total return*                             9.20%            1.10%           34.49%             1.23%
Net assets,
 end of period (000's)                $113,784          $99,823          $18,102            $5,158
Ratio of net expenses to
 average net assets                       0.88%(1)         0.89%            0.90%             0.55%(1)
Ratio of net investment income
 to average net assets                    0.77%(1)         0.93%            0.78%             5.96%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets                    0.88%(1)           --               --                --
Portfolio turnover rate                 129.58%          185.29%          180.25%               --

(1) Annualized.

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.


4 Aetna Variable Portfolios, Inc.

              (for one outstanding share throughout each period)

                                                             Value Opportunity
                                   ---------------------------------------------------------------------
                                                                                          Period From
                                      Six Month                                        December 13, 1996
                                     Period Ended      Year Ended       Year Ended     (Commencement of
                                    June 30, 1999     December 31,     December 31,     Operations) to
                                     (Unaudited)          1998             1997        December 31, 1996
                                   ---------------   --------------   -------------   ------------------
Net asset value, beginning
 of period                             $ 14.41          $ 11.92           $10.20            $10.00
                                       -------          -------           ------            ------
Income from investment
 operations:
 Net investment income                    0.05             0.09             0.11+             0.02+
 Net realized and change in
  unrealized gain or loss on
  investments                             1.46             2.56             3.90              0.20
                                       -------          -------           ------            ------
   Total from investment
    operations                            1.51             2.65             4.01              0.22
                                       -------          -------           ------            ------
Less distributions:
 From net investment income                 --            (0.08)           (0.10)            (0.02)
 From net realized gains on
  investments                               --            (0.08)           (2.19)               --
                                       -------          -------           ------            ------
   Total distributions                      --            (0.16)           (2.29)            (0.02)
                                       -------          -------           ------            ------
Net asset value, end of period         $ 15.92          $ 14.41           $11.92            $10.20
                                       =======          =======           ======            ======
Total return*                            10.49%           22.39%           39.36%             2.15%
Net assets,
 end of period (000's)                 $80,150          $76,109           $9,147            $5,202
Ratio of net expenses to
 average net assets                       0.74%(1)         0.74%            0.75%             0.67%(1)
Ratio of net investment income
 to average net assets                    0.76%(1)         0.93%            1.06%             2.73%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets                    0.74%(1)           --               --                --
Portfolio turnover rate                  67.65%          125.72%          187.84%               --

(1) Annualized.

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.


                                               Aetna Variable Portfolios, Inc. 5

              (for one outstanding share throughout each period)

                                                           Real Estate
                                      ----------------------------------------------------
                                                                            Period From
                                         Six Month                       December 15, 1997
                                        Period Ended      Year Ended     (Commencement of
                                       June 30, 1999     December 31,     Operations) to
                                        (Unaudited)          1998        December 31, 1997
                                      ---------------   -------------   ------------------
Net asset value, beginning of
 period                                   $ 8.53            $ 10.31           $10.00
                                          ------            -------           ------
Income from investment
 operations:
 Net investment income                      0.24               0.45             0.05+
 Net realized and change in
  unrealized gain or loss on
  investments                               0.28              (1.78)            0.31
                                          ------            -------           ------
   Total from investment
    operations                              0.52              (1.33)            0.36
                                          ------            -------           ------
Less distributions:
 From net investment income                   --              (0.45)           (0.05)
                                          ------            -------           ------
   Total distributions                        --              (0.45)           (0.05)
                                          ------            -------           ------
Net asset value, end of period            $ 9.05            $  8.53           $10.31
                                          ======            =======           ======
Total return*                               6.12%            (12.85)%           3.59%
Net assets, end of period (000's)         $5,291            $ 5,500           $5,153
Ratio of net expenses to
 average net assets                         0.95%(1)           0.95%            0.95%(1)
Ratio of net investment income
 to average net assets                      5.81%(1)           5.24%            9.99%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets                         1.50%(1)           1.32%              --
Portfolio turnover rate                    15.38%             55.79%              --

(1) Annualized.

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.


6 Aetna Variable Portfolios, Inc.

              (for one outstanding share throughout each period)

                                                           High Yield
                                      -----------------------------------------------------
                                                                             Period From
                                         Six Month                        December 10, 1997
                                        Period Ended      Year Ended      (Commencement of
                                       June 30, 1999     December 31,      Operations) to
                                        (Unaudited)          1998         December 31, 1997
                                      ---------------   --------------   ------------------
Net asset value, beginning of
 period                                    $ 9.04          $ 10.10            $ 10.00
                                           ------          -------            -------
Income from investment
 operations:
 Net investment income                       0.46             1.07               0.05+
 Net realized and change in
  unrealized gain or loss on
  investments                               (0.05)           (1.09)              0.10
                                           ------          -------            -------
   Total from investment
    operations                               0.41            (0.02)              0.15
                                           ------          -------            -------
Less distributions:
 From net investment income                 (0.01)           (1.02)             (0.05)
 From net realized gains on
  investments                                  --            (0.02)                --
                                           ------          -------            -------
   Total distributions                      (0.01)           (1.04)             (0.05)
                                           ------          -------            -------
Net asset value, end of period             $ 9.44          $  9.04            $ 10.10
                                           ======          =======            =======
Total return*                                4.51%           (0.27)%             1.48%
Net assets, end of period (000's)          $9,914          $ 8,767            $10,098
Ratio of net expenses to
 average net assets                          0.80%(1)         0.80%              0.80%(1)
Ratio of net investment income
 to average net assets                       9.98%(1)         9.14%              7.81%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets                          1.13%(1)         0.97%                --
Portfolio turnover rate                     84.19%          178.39%             69.39%

(1) Annualized.

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.


                                               Aetna Variable Portfolios, Inc. 7

              (for one outstanding share throughout each period)

                                                         Index Plus Bond
                                      ----------------------------------------------------
                                                                            Period From
                                         Six Month                       December 18, 1997
                                        Period Ended      Year Ended     (Commencement of
                                       June 30, 1999     December 31,     Operations) to
                                        (Unaudited)          1998        December 31, 1997
                                      ---------------   -------------   ------------------
Net asset value, beginning of
 period                                   $ 10.19          $ 10.01            $ 10.00
                                         --------          -------            -------
Income from investment
 operations:
 Net investment income                       0.28             0.60               0.02+
 Net realized and change in
  unrealized gain or loss on
  investments                               (0.44)            0.21               0.01
                                         --------          -------            -------
   Total from investment
    operations                              (0.16)            0.81               0.03
                                         --------          -------            -------
Less distributions:
 From net investment income                 (0.01)           (0.59)             (0.02)
 From net realized gains on
  investments                                  --            (0.04)                --
                                          -------          -------            -------
   Total distributions                     (0.01)            (0.63)             (0.02)
                                          -------          -------           --------
Net asset value, end of period            $ 10.02          $ 10.19            $ 10.01
                                          =======          =======           ========
Total return*                               (1.57)%           8.17%              0.27%
Net assets, end of period (000's)         $13,904          $15,107            $15,009
Ratio of net expenses to
 average net assets                          0.45%(1)         0.45%              0.45%(1)
Ratio of net investment income
 to average net assets                       5.71%(1)         5.67%              5.23%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets                          0.60%(1)         0.53%                --
Portfolio turnover rate                     16.03%           19.52%                --

(1) Annualized.

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.


8 Aetna Variable Portfolios, Inc.

              (for one outstanding share throughout each period)

                                                               Index Plus Large Cap
                                      -----------------------------------------------------------------------
                                                                                              Period From
                                         Six Month                                         September 16, 1996
                                        Period Ended      Year Ended       Year Ended       (Commencement of
                                       June 30, 1999     December 31,     December 31,       Operations) to
                                        (Unaudited)          1998             1997         December 31, 1996
                                      ---------------   --------------   --------------   -------------------
Net asset value, beginning of
 period                                  $  17.59         $  14.02         $  10.91             $ 10.00
                                         --------         --------         --------             -------
Income from investment
 operations:
 Net investment income                       0.08             0.12             0.10+               0.05+
 Net realized and change in
  unrealized gain or loss on
  investments                                2.06             4.30             3.60                0.92
                                         --------         --------         --------             -------
   Total from investment
    operations                               2.14             4.42             3.70                0.97
                                         --------         --------         --------             -------
Less distributions:
 From net investment income                    --            (0.12)           (0.10)              (0.05)
 From net realized gains on
  investments                               (0.14)           (0.73)           (0.49)              (0.01)
                                         --------         --------         --------             -------
   Total distributions                      (0.14)           (0.85)           (0.59)              (0.06)
                                         --------         --------         --------             -------
Net asset value, end of period           $  19.59         $  17.59         $  14.02             $ 10.91
                                         ========         ========         ========             =======
Total return*                               12.20%           31.60%           33.89%               9.64%
Net assets, end of period (000's)        $883,535         $496,059         $132,517             $19,410
Ratio of net expenses to
 average net assets                          0.45%(1)         0.46%            0.50%               0.50%(1)
Ratio of net investment income
 to average net assets                       0.89%(1)         1.07%            1.38%               1.89%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets                          0.45%(1)           --               --                  --
Portfolio turnover rate                     44.90%           98.61%           76.83%               5.18%

(1) Annualized.

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                               Aetna Variable Portfolios, Inc. 9

              (for one outstanding share throughout each period)



                                                       Index Plus Mid Cap
                                      ----------------------------------------------------
                                                                            Period From
                                         Six Month                       December 16, 1997
                                        Period Ended      Year Ended     (Commencement of
                                       June 30, 1999     December 31,     Operations) to
                                        (Unaudited)          1998        December 31, 1997
                                      ---------------   --------------  ------------------
Net asset value, beginning of
 period                                   $ 12.20          $ 10.34            $10.00
                                          -------          -------            ------
Income from investment
 operations:
 Net investment income                       0.04             0.07              0.01+
 Net realized and change in
  unrealized gain or loss on
  investments                                0.58             2.42              0.34
                                          -------          -------            ------
   Total from investment
    operations                               0.62             2.49              0.35
                                          -------          -------            ------
Less distributions:
 From net investment income                    --            (0.07)            (0.01)
 From net realized gains on
  investments                              (0.11)            (0.56)               --
                                          -------          -------            ------
   Total distributions                     (0.11)            (0.63)            (0.01)
                                          -------          -------            ------
Net asset value, end of period            $ 12.71          $ 12.20            $10.34
                                          =======          =======            ======
Total return*                                5.05%           24.30%             3.50%
Net assets, end of period (000's)         $11,943          $ 9,923            $7,756
Ratio of net expenses to
 average net assets                          0.60%(1)         0.60%             0.60%(1)
Ratio of net investment income to
 average net assets                          0.76%(1)         0.68%             1.37%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets                          0.90%(1)         0.82%               --
Portfolio turnover rate                     82.82%          165.70%               --

(1) Annualized.

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.


10 Aetna Variable Portfolios, Inc.

              (for one outstanding share throughout each period)



                                                      Index Plus Small Cap
                                      -----------------------------------------------------
                                                                             Period From
                                         Six Month                        December 19, 1997
                                        Period Ended      Year Ended      (Commencement of
                                       June 30, 1999     December 31,      Operations) to
                                        (Unaudited)          1998         December 31, 1997
                                      ---------------   --------------   ------------------
Net asset value, beginning of
 period                                    $ 9.86          $ 10.42            $10.00
                                           ------          -------            ------
Income from investment
 operations:
 Net investment income                       0.02             0.04              0.01+
 Net realized and change in
  unrealized gain or loss on
  investments                                0.36            (0.19)             0.42
                                           ------          -------            ------
   Total from investment
    operations                               0.38            (0.15)             0.43
                                           ------          -------            ------
Less distributions:
 From net investment income                    --            (0.04)            (0.01)
 From net realized gains on
  investments                                  --            (0.37)               --
                                           ------          -------            ------
   Total distributions                         --            (0.41)            (0.01)
                                           ------          -------            ------
Net asset value, end of period             $10.24          $  9.86            $10.42
                                           ======          =======            ======
Total return*                                3.85%           (1.35)%            4.33%
Net assets, end of period (000's)          $9,937          $ 7,599            $7,817
Ratio of net expenses to
 average net assets                          0.60%(1)         0.60%             0.60%(1)
Ratio of net investment income to
 average net assets                          0.38%(1)         0.38%             1.90%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets                          0.98%(1)         0.87%               --
Portfolio turnover rate                     57.85%          141.99%               --

(1) Annualized.

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.


                                              Aetna Variable Portfolios, Inc. 11

X-AETNA-99-2                                                December 1999

                         AETNA VARIABLE PORTFOLIOS, INC.


                       Supplement dated December 21, 1999


The information in this Supplement for Aetna Variable Portfolios, Inc. amends the information contained in the Statement of Additional Information ("Statement") dated May 3, 1999. This Supplement should be read with the Statement.

The following changes are effective January 1, 2000.

The following replaces the ninth sentence of the second paragraph of the section entitled "Investment Techniques, Risk Factors and Other Considerations - Call and Put Options" on page 8 of the Statement:

The Funds and Portfolios purchase call options primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index, particularly if Aeltus considers these instruments to be undervalued relative to the prices of particular securities or of the securities underlying that index.

The following replaces the first sentence of the third paragraph of the section entitled "Investment Techniques, Risk Factors and Other Considerations - Call and Put Options" on page 9 of the Statement:

A Fund or Portfolio may purchase put options when Aeltus believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security.

The following replaces the section entitled "Control Persons and Principal Shareholders" on page 22 of the Statement:


As of November 30, 1999, Aetna and its affiliates owned 98.93% of the shares of AVPI, 98.78% of the shares of AGPI, 96.90% of the shares of Money Market, 98.31% of the shares of Balanced, 96.73% of the shares of Bond Fund and 97.90% of the shares of Growth and Income, all of which were allocated to variable annuity and variable life insurance separate accounts to fund obligations under VA Contracts and VLI Policies. Contract holders in these separate accounts are provided the right to direct the voting of Fund or Portfolio shares at shareholder meetings. Aetna and its affiliates vote the shares that they own in these separate accounts in accordance with contract holders' directions. Undirected shares of a Fund or Portfolio will be voted for each account in the same proportion as directed shares.

As of November 30, 1999, officers and Directors owned less than 1% of the outstanding shares each Fund or Portfolio.


Aetna (like Aeltus) is an indirect wholly-owned subsidiary of Aetna Retirement Services, Inc., which is in turn an indirect wholly-owned subsidiary of Aetna Inc. Aetna's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Aetna is registered with the Commission as an investment adviser.

The section entitled "The Subadvisory Agreement" on pages 24 and 25 of the Statement is deleted.



X.SAIAETNA-99                                                      December 1999

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

         (a.1)    Articles of Incorporation (June 4, 1996)(1)

         (a.2)    Articles of Amendment (October 15, 1996)(2)

         (a.3)    Articles Supplementary (October 29, 1997)(3)

         (a.4)    Articles of Amendment (May 1, 1998)(4)

         (a.5)    Articles of Amendment (April 1, 1999)(5)

         (b)      Amended Bylaws(2)

         (c) Instruments Defining Rights of Holders (set forth in the Articles of Incorporation which are incorporated by reference)(1)

         (d.1) Investment Advisory Agreement between Aeltus Investment Management, Inc. ("Aeltus") and Aetna Variable Portfolios, Inc., on behalf of Aetna Value Opportunity VP, Aetna Growth VP, Aetna Small Company VP, Aetna Index Plus Large Cap VP, Aetna High Yield VP, Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna International VP and Aetna Real Estate Securities VP(6)

         (e) Underwriting Agreement between Aetna Variable Portfolios, Inc. and Aetna Life Insurance and Annuity Company(2)

         (f)      Directors' Deferred Compensation Plan(3)

         (g.1) Custodian Agreement between Aetna Variable Portfolios, Inc. and Mellon Bank, N.A. for Aetna Value Opportunity VP, Aetna Growth VP, Aetna Index Plus Large Cap VP and Aetna Small Company VP(2)

         (g.2) Amendment to Custodian Agreement between Aetna Variable Portfolios, Inc. and Mellon Bank, N.A. for Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna High Yield VP and Aetna Real Estate Securities VP(3)

         (g.3) Custodian Agreement between Aetna Variable Portfolios, Inc. and Brown Brothers Harriman & Co. for Aetna International VP(4)

         (h.1) Administrative Services Agreement between Aeltus and Aetna Variable Portfolios, Inc., on behalf of Aetna Value Opportunity VP, Aetna Growth VP, Aetna Small Company VP, Aetna Index Plus Large Cap VP, Aetna High Yield VP, Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna International VP and Aetna Real Estate Securities VP(6)

         (h.2)    License Agreement(2)

         (i)      Opinion and Consent of Counsel

         (j)      Consent of Independent Auditors

         (k)      Not applicable

         (l.1) Agreement re: Initial Contribution to Working Capital for Aetna Value Opportunity VP, Aetna Growth VP, Aetna Index Plus Large Cap VP and Aetna Small Company VP(2)

         (l.2) Agreement re: Initial Contribution to Working Capital for Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna High Yield VP, Aetna Real Estate Securities VP and Aetna International VP(7)

         (m)      Not applicable

         (n)      Not applicable

         (o)      Not applicable

         (p.1)    Power of Attorney (November 6, 1998)(8)

         (p.2)    Authorization for Signatures(7)

1. Incorporated by reference to the Registration Statement on Form N-1A (File No. 333-05173), as filed with the Securities and Exchange Commission on June 4, 1996.

2. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the Securities and Exchange Commission on March 7, 1997.

3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the Securities and Exchange Commission on February 26, 1998.

4. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the Securities and Exchange Commission on April 27, 1998.

5. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the Securities and Exchange Commission on April 27, 1999.

6. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the Securities and Exchange Commission on February 10, 1999.

7. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the Securities and Exchange Commission on September 26, 1997.

8. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission on December 17, 1998.

Item 24. Persons Controlled by or Under Common Control

       Registrant is a Maryland corporation for which separate financial statements are filed. As of November 30, 1999, Aetna Life Insurance and Annuity Company (Aetna), and its affiliates, had the following interest in the portfolios of the Registrant, through direct ownership or through one of Aetna's separate accounts:

                                                              % Aetna
                                                              -------

               Aetna Value Opportunity VP                      99.85%
               Aetna Growth VP                                 99.97%
               Aetna Index Plus Large Cap VP                   98.22%
               Aetna Small Company VP                          99.55%
               Aetna Index Plus Bond VP                       100.00%
               Aetna Index Plus Mid Cap VP                    100.00%
               Aetna Index Plus Small Cap VP                  100.00%
               Aetna International VP                         100.00%
               Aetna High Yield VP                            100.00%
               Aetna Real Estate Securities VP                100.00%

       Aetna is an indirect wholly owned subsidiaries of Aetna Inc.

       A list of all persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are incorporated herein by reference to Item 26 of the Registration Statement on Form N-4 (File No. 333-56297), as filed electronically with the Securities and Exchange Commission on November 23, 1999.

Item 25. Indemnification

       Article 10, Section (iv) of the Registrant's Articles of Incorporation, incorporated herein by reference to Exhibit (a.1) to Registrant's Registration Statement on Form N-1A (File No. 333-05173), as filed on June 4, 1996, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company which expires October 1, 2002.

       Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) to Registrant's Registration statement on Form N-1A (File No. 333-05173), as filed on February 10, 1999, provides for indemnification of the Administrator.

       Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any

       "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

Item 26. Business and Other Connections of Investment Adviser

       The investment adviser, Aeltus Investment Management, Inc. ("Aeltus"), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as investment adviser and administrator for the Registrant, Aeltus acts as investment adviser and administrator for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). It also acts as investment adviser to certain private accounts.

       The following table summarizes the business connections of the directors and principal officers of the investment adviser.

-------------------------------------------------------------------------------------------------------------------------
Name                           Positions and Offices                 Other Principal Position(s) Held
                               with Investment Adviser               Since Oct. 31, 1997/Addresses*
-------------------------------------------------------------------------------------------------------------------------
John Y. Kim                    Director, President, Chief            Director (February 1995 - March 1998) -- Aetna
                               Executive Officer, Chief Investment   Life Insurance and Annuity Company; Senior Vice
                               Officer                               President (since September 1994) -- Aetna Life
                                                                     Insurance and Annuity Company.

J. Scott Fox                   Director, Managing Director, Chief    Vice President (since April 1997) -- Aetna
                               Operating Officer, Chief Financial    Retirement Services, Inc.; Director and Senior
                               Officer                               Vice President (March 1997 - February 1998) -
                                                                     Aetna Life Insurance and Annuity Company.

Thomas J. McInerney            Director                              President (since August 1997) -- Aetna Retirement
                                                                     Services, Inc.; Director and President (since
                                                                     September 1997) -- Aetna Life Insurance and
                                                                     Annuity Company; Executive Vice President (since
                                                                     August 1997) -- Aetna Inc.

-------------------------------------------------------------------------------------------------------------------------
Name                           Positions and Offices                 Other Principal Position(s) Held
                               with Investment Adviser               Since Oct. 31, 1997/Addresses*
-------------------------------------------------------------------------------------------------------------------------
Catherine H. Smith             Director                              Chief Financial Officer (since February 1998) --
                                                                     Aetna Retirement Services, Inc.; Director, Senior
                                                                     Vice President and Chief Financial Officer (since
                                                                     February 1998) -- Aetna Life Insurance and Annuity
                                                                     Company; Vice President, Strategy, Finance and
                                                                     Administration, Financial Relations (September
                                                                     1996 - February 1998) -- Aetna Inc.

Stephanie A. DeSisto           Vice President

Amy R. Doberman                Vice President, General               Counsel (since December 1996) -- Aetna Life
                               Counsel and Secretary                 Insurance and Annuity Company.

Brian K. Kawakami              Vice President, Chief                 Chief Compliance Officer & Director (since January
                               Compliance Officer                    1996) -- Aeltus Trust Company; Chief Compliance
                                                                     Officer (since August 1993) -- Aeltus Capital, Inc.

Neil Kochen                    Managing Director, Equity             Managing Director (since April 1996) -- Aeltus
                               Investments                           Trust Company; Managing Director (since August
                                                                     1996) -- Aeltus Capital, Inc.

Frank Litwin                   Managing Director, Retail
                               Marketing and Sales

L. Charles Meythaler           Managing Director, Institutional      Director (since July 1997) -- Aeltus Trust
                               Marketing and Sales                   Company; Managing Director (since June 1997) --
                                                                     Aeltus Trust Company.

James Sweeney                  Managing Director, Fixed
                               Income Investments

* Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 27. Principal Underwriters

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna also acts as the principal underwriter for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore

         Fund, Aetna Balanced VP, Inc., Aetna GET Fund and Aetna Generation Portfolios, Inc. and as investment adviser, principal underwriter and administrator for Portfolio Partners, Inc. (all management investment companies registered under the 1940 Act). Additionally, Aetna acts as the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna, and Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America ("AICA") (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) The following are the directors and principal officers of the
         Underwriter:

         Name and Principal                    Positions and Offices with Principal          Positions and Offices
         Business Address*                                 Underwriter                          with Registrant
         ------------------                    ------------------------------------          ---------------------

         Thomas J. McInerney                   Director and President                        None

         Shaun P. Mathews                      Director and Senior Vice President            Director

         Catherine H. Smith                    Director, Senior Vice President and Chief     None
                                               Financial Officer

         Allan Baker                           Senior Vice President                         None

         David E. Bushong                      Senior Vice President                         None

         Paul R. Donovan                       Senior Vice President                         None

         Steven A. Haxton                      Senior Vice President                         None

         Gary J. Hegedus                       Senior Vice President                         None

         Willard I. Hill, Jr.                  Senior Vice President                         None

         John Y. Kim                           Senior Vice President and Chief Investment    Director
                                               Officer

         Martin T. Conroy                      Vice President and Treasurer                  None

         Kathleen A. Murphy                    Senior Vice President and Deputy General      None
                                               Counsel

         Therese Squillacote                   Vice President and Chief Compliance Officer   None

         Thomas P. Waldron                     Senior Vice President                         None

         Kirk P. Wickman                       Senior Vice President, General Counsel and    None
                                               Corporate Secretary

* Except with respect to Mr. Kim, the principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156. Mr. Kim's address is 10 State House Square, Hartford, Connecticut 06103-3602.

     (c) Not applicable

Item 28. Location of Accounts and Records

       As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 and 10 State House Square, Hartford, Connecticut 06103-3602, respectively.

Item 29. Management Services

       Not applicable.

Item 30. Undertakings

       Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna Variable Portfolios, Inc. certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 20th day of December, 1999.


                                              AETNA VARIABLE PORTFOLIOS, INC.
                                              -------------------------------
                                              Registrant


                                              By: J. Scott Fox*
                                              -------------------------------
                                                  J. Scott Fox
                                                  President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                              Title                                                 Date
---------                              -----                                                 ----
J. Scott Fox*                          President and Director
-------------------------------------  (Principal Executive Officer)                    )
J. Scott Fox                                                                            )
                                                                                        )
Albert E. DePrince, Jr.*               Director                                         )
-------------------------------------                                                   )
Albert E. DePrince, Jr.                                                                 )
                                                                                        )
Maria T. Fighetti*                     Director                                         )   December
-------------------------------------                                                   )
Maria T. Fighetti                                                                       )   20, 1999
                                                                                        )
David L. Grove*                        Director                                         )
-------------------------------------                                                   )
David L. Grove                                                                          )
                                                                                        )
John Y. Kim*                           Director                                         )
-------------------------------------                                                   )
John Y. Kim                                                                             )
                                                                                        )
Sidney Koch*                           Director                                         )
-------------------------------------                                                   )
Sidney Koch                                                                             )
                                                                                        )
Shaun P. Mathews*                      Director                                         )
-------------------------------------                                                   )
Shaun P. Mathews                                                                        )


Corine T. Norgaard*                     Director                                        )
-------------------------------------                                                   )
Corine T. Norgaard                                                                      )
                                                                                        )
Richard G. Scheide*                     Director                                        )
-------------------------------------                                                   )
Richard G. Scheide                                                                      )
                                                                                        )
Stephanie A. DeSisto*                   Treasurer and Chief Financial Officer           )
-------------------------------------   (Principal Financial and Accounting Officer)    )
Stephanie A. DeSisto                                                                    )

By: /s/ Amy R. Doberman
    -------------------------------------
    *Amy R. Doberman
     Attorney-in-Fact

    *Executed pursuant to Power of Attorney dated November 6, 1998 and filed with the Securities and Exchange Commission on December 17, 1998.

                         Aetna Variable Portfolios, Inc.

                                  EXHIBIT INDEX


Exhibit No.           Exhibit                                           Page
-----------           -------                                           ----

99-(i)                Opinion and Consent of Counsel             ___________________
99-(j)                Consent of Independent Auditors            ___________________